Non-Controlling Interests - Summary of Ownership of the LLC Units (Parenthetical) (Details)	Sep. 30, 2024 shares
Continuing Members | OneStream, Inc.
Noncontrolling Interest [Line Items]
LLC Units are subject to vesting	1,165,556